Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ 177	$ 73	$ 30
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	14,840	17,494	16,173
Realized gains (losses) on derivative hedges	(2,015)	(4,442)	(3,254)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,833)	(1,618)	(1,709)
Applicable income taxes	(1,066)	(1,648)	(1,554)
Net income	4,985	6,946	7,124
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	32	(15)	(69)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on investment securities available-for-sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	177	73	30
Applicable income taxes	(45)	(18)	(7)
Net income	132	55	23
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income		7	9
Applicable income taxes		(2)	(2)
Net income		5	7
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(10)	(11)	5
Applicable income taxes	3	3	(2)
Net income	(7)	(8)	3
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(125)	(89)	(137)
Applicable income taxes	32	22	35
Net income	$ (93)	$ (67)	$ (102)